Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Sep. 19, 2022	Dec. 31, 2021
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000		1,000,000
Preferred Stock, Shares Issued	0	0		0
Preferred Stock, Shares Outstanding	0	0		0
Common Stock, Shares, Issued		4,128,024		23,000,000
Common Stock, Shares, Outstanding		4,128,024		23,000,000
Common Class A [Member]
Temporary Equity, Shares Issued	23,000,000	23,000,000		23,000,000
Temporary Equity, Shares Outstanding	4,128,024	4,128,024	4,128,024	23,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000		300,000,000
Common Stock, Shares, Issued	0	0		0
Common Stock, Shares, Outstanding	0	0		0
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	30,000,000	30,000,000		30,000,000
Common Stock, Shares, Issued	5,750,000	5,750,000		5,750,000
Common Stock, Shares, Outstanding	5,750,000	5,750,000		5,750,000